TRADE AND OTHER PAYABLES (Details) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Trade payables	$ 38,670	$ 63,279
Accrued liabilities	68,901	66,000
Trade and other payables	$ 106,761	$ 129,279